CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 4,907,753	$ 272,705	$ 697,141
Contract assets		62,273	543,944
Accounts receivable	170	10,877	1,480
Deferred expenses	260,411	185,084	111,548
Prepaid expenses and other current assets	39,720	33,569	147,065
Total Current Assets	5,208,054	564,508	1,501,178
Restricted cash	103,162	103,149	101,141
Deferred offering costs			83,983
Property and equipment, net	966,818	986,407	389,845
Total Assets	6,278,034	1,654,064	2,076,147
Current Liabilities:
Accounts payable and accrued expenses	280,793	187,046	218,005
Deferred revenue	359,758	260,447	312,378
Loans payable - short term	59,403	53,858
Total Current Liabilities	699,954	501,351	530,383
Loans payable - long term, net of unamortized debt issuance costs	595,667	621,600
Total Liabilities	1,295,621	1,122,951	530,383
Stockholders' Equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; none outstanding as of March 31, 2021 and December 31, 2020
Common stock, $0.0001 par value, 45,000,000 shares authorized, 12,726,911 and 11,429,661 shares issued and outstanding as of March 31, 2021 and December 31, 2020	1,272	1,143	1,116
Additional paid-in capital	9,392,652	4,046,370	3,017,940
(Accumulated deficit) retained earnings	(4,411,511)	(3,516,400)	(1,473,292)
Total Stockholders' Equity	4,982,413	531,113	1,545,764
Total Liabilities and Stockholders' Equity	$ 6,278,034	$ 1,654,064	$ 2,076,147